Summary of Significant Accounting Policies - Summary of Reconciliation of Operating Profit (Loss) from Segments to Consolidated (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segments expenses	$ (9,114,687)	$ (1,891,651)	$ (13,279,780)	$ (8,358,043)	$ (5,947,294)
Selling, general and administrative	(808,766)	(327,943)	(2,509,859)	(1,233,876)	(1,739,815)
Loss from operations	(9,923,453)	(2,219,594)	(15,789,639)	(9,591,919)	(7,687,109)
Foreign currency gain/ (loss)	422,712	2,474	(77,147)	(34,023)	1,590
Loss before income taxes	(9,500,741)	(2,217,120)	(15,866,786)	(9,625,942)	(7,685,519)
eVTOL [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segments expenses	(7,704,151)	(1,711,074)	(11,207,794)	(7,583,456)	(5,255,068)
UATM [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segments expenses	$ (1,410,536)	$ (180,577)	$ (2,071,986)	$ (774,587)	$ (692,226)